Segment Information - Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	€ 188,233	€ 177,262
Insurance contracts and investment contracts without participation features	210,565	198,855
Reinsurance contracts held	15,719	16,000
Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	(5,219)	(5,626)
Reinsurance contracts held	(5,133)	(5,613)
International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	6,239	6,625
Reinsurance contracts held	4,975	5,445
Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	142,874	135,934
Reinsurance contracts held	15,878	16,166
United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	66,671	61,922
Reinsurance contracts held	(2)	2
Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	118,409	110,315
Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	219	193
Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	74,446	70,436
Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	43,744	39,687
Without Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	69,784	66,907
Without Direct Participating Contracts [member] | Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	(5,219)	(5,626)
Without Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	5,980	6,393
Without Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	68,428	65,499
Without Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	595	642
Contracts measured under the PAA [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	41	39
Contracts measured under the PAA [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	41	39
Discretionary Participation Features [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF	22,332	21,594
Discretionary Participation Features [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF	€ 22,332	€ 21,594